Operating Expenses by Nature - Schedule of operating expenses by nature (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2020	Jul. 31, 2019
Expenses by nature [abstract]
Salaries and benefits	$ 12,202	$ 25,349
Consulting	7,425	11,176
Professional fees	9,811	8,258
Facilities	6,895	5,697
Selling, general and administrative	14,409	4,462
Travel	2,051	2,710
Share-based compensation	25,790	28,008
Marketing and promotion	12,474	31,191
Amortization of intangible assets	3,939	1,767
Depreciation of property, plant and equipment	6,072	1,747
Total expenses, by nature	$ 418,576	$ 111,482